SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (Accounts receivable, Concentration of Credit Risk)	12 Months Ended
Dec. 31, 2012
Concentration of Risks
Number of customers	1
Customer one
Concentration of Risks
Concentration risk (as a percent)	11.00%